Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Information [Line Items]
Entity registrant name	UBS Group AG
Entity central index key	0001610520
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	3,855,634,749
Document type	20-F
Document period end date	Dec. 31, 2018
Amendment flag	false
Document fiscal year focus	2018
Document fiscal period focus	FY
Entity emerging growth company	false
Entity shell company	false
UBS AG
Entity Information [Line Items]
Entity registrant name	UBS AG
Entity central index key	0001114446
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	3,858,408,466
Document type	20-F
Document period end date	Dec. 31, 2018
Amendment flag	false
Document fiscal year focus	2018
Document fiscal period focus	FY
Entity emerging growth company	false
Entity shell company	false